Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Mar. 31, 2014
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 6,656,187	¥ 12,585,538
Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	[1]	94,941	179,273
Agency mortgage-backed securities | Debt securities | U.S. agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		86,973	105,208
Agency mortgage-backed securities | Debt securities | Japanese agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 7,968	¥ 74,065

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014, and ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.